Other financing arrangements - Schedule of Other Financing Arrangements (Detail) $ in Millions	1 Months Ended
	Nov. 30, 2021 TEU	Sep. 30, 2021 TEU	Feb. 28, 2021 TEU	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Leases [Abstract]
Total other financing arrangements				$ 1,363.1	$ 879.5
Deferred financing fees				(23.3)	(13.7)
Other financing arrangements				1,339.8	865.8
Current portion of other financing arrangements				(100.5)	(64.1)
Other financing arrangements				$ 1,239.3	$ 801.7
Capacity in TEUs | TEU	12,200	12,200	12,000